JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

September 25, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on September 24, 2025 (Accession No. 0001999371-25-013950) for the below listed funds, each a portfolio series of the Trust.

T-REX 2X LONG BRR DAILY TARGET ETF	T-REX 2X LONG VOYG DAILY TARGET ETF
T-REX 2X LONG LMND DAILY TARGET ETF	T-REX 2X LONG ETOR DAILY TARGET ETF
T-REX 2X LONG OSCR DAILY TARGET ETF	T-REX 2X LONG CHYM DAILY TARGET ETF
T-REX 2X LONG OUST DAILY TARGET ETF	T-REX 2X LONG BMNR DAILY TARGET ETF
T-REX 2X LONG SPOT DAILY TARGET ETF	T-REX 2X LONG APLD DAILY TARGET ETF
T-REX 2X LONG SYM DAILY TARGET ETF	T-REX 2X INVERSE CRWV DAILY TARGET ETF
T-REX 2X LONG RDW DAILY TARGET ETF	T-REX 2X INVERSE CRCL DAILY TARGET ETF
T-REX 2X LONG UNH DAILY TARGET ETF

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP